Class K [Member] Average Annual Total Returns - Class K		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
Russell 2500™ Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.00%	8.77%	8.85%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.20%	8.72%	8.71%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.73%	6.09%	6.07%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.40%	6.09%	6.14%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.